Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 16 – COMMITMENTS AND CONTINGENCIES Contingencies